DERIVATIVE INSTRUMENTS (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Outstanding forward exchange contracts | $	$ 18,890	$ 31,686
Forward exchange contract remaining maturity	1 year	1 year
Israel, New Shekels
Outstanding forward exchange contracts | ₪			₪ 71,274	₪ 122,407